Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of deferred tax assets and liability

	Years Ended December 31,
Deferred tax liability:	2011	2010
Furniture, fixtures, equipment and intangibles	$37,072	$6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset	-	-
Net deferred tax liability	$37,072	$6,851

Schedule of components of income tax expense
	Years Ended December 31,
Federal	2011	2010
Current	$-	$-
Deferred	-	-
	-	-

State and Local
Current	$-	$12,596
Deferred	-	-
	-	12,596

Schedule of statutory rate applied to company's income tax expenses
	Years Ended December 31,
	2011	2010
Statutory rate applied to loss before income taxes:	$(1,234,599)	$(395,571)
Increase (decrease) in income taxes resulting from:
State and local income taxes	(366,436)	(104,812)
Change in deferred tax asset valuation allowance	1,544,407	484,591
Stock based compensation	-	21,734
Non-deductible expenses	44,032	16,896
Other	12,596	(10,242)
Income Tax Expense	$-	$12,596